INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - net carrying amount (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Property, plant and equipment
Property, plant and equipment	$ 74,563,591	$ 67,853,835
Office equipment
Property, plant and equipment
Property, plant and equipment	267,480	263,892
Vehicles
Property, plant and equipment
Property, plant and equipment	1,989,973	2,032,853
Equipment and computer software
Property, plant and equipment
Property, plant and equipment	171,674	174,399
Fixture and fittings
Property, plant and equipment
Property, plant and equipment	2,279,558	2,862,949
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	13,106,958	14,463,756
Land and buildings
Property, plant and equipment
Property, plant and equipment	38,673,141	36,144,792
Buildings in progress
Property, plant and equipment
Property, plant and equipment	$ 18,074,807	$ 11,911,194